Berkshire Hathaway's positions as of March 31, 2000, in two securities (M & T Bank Corporation and Torchmark Corporation) formerly included in its public 13F reports are now included in a separately filed 13F report for which Berkshire has requested confidential treatment.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):    [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:  28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                       May 12,2000
---------------------------------    -------------------------       ----------
[Signature]                          [City, State]                     [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[      ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  X   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        Form 13F File Number                Name

        28- 5194                            General Re - New England Asset
                                            Management, Inc

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        18
                                               -------------

Form 13F Information Table Entry Total:                   38
                                               -------------

Form 13F Information Table Value Total:        $  25,337,442
                                               -------------
                                                (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in two securities (M & T Bank Corporation and Torchmark Corporation) formerly included in it's public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.  FORM 13F FILE NUMBER                  NAME
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Life Insurance Co. of Nebraska
Address:       3024 Harney St.
               Omaha, NE 68131


Form 13F File Number:        28-5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         ------------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
   This Amendment (Check only one.):    [      ]  is a restatement.
                                        [      ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          BHG Life Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:        28-  5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                      Omaha, NE                May  12, 2000
-------------------------------------    --------------------     ------------
[Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the
               holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                      Name

        28-   4545                                Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):    [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blue Chip Stamps
Address:       301 E. Colorado Blvd.
               Pasadena, CA 91101

Form 13F File Number:        28-   719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                       May 12, 2000
------------------------------    -------------------------       ------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                       Name

        28-   4545                                 Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):   [      ]  is a restatement.
                                            [      ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warren E. Buffett
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:        28-554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Warren E. Buffett
Title:
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Warren E. Buffett            Omaha, NE                       May 12, 2000
------------------------------  ------------------------         ------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[      ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  X   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28-   4545                           Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                          0
                                                    -------
Form 13F Information Table Entry Total:
                                                          0
                                                    -------

Form 13F Information Table Value Total:             $     0
                                                    -------
                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ]  is a restatement.
                                           [      ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Columbia Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:   28-  1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Treasurer
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                       May 12, 2000
-------------------------    ---------------------           ------------
[Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[      ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name

        28-   4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
 \
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cornhusker Casualty Company
Address:       9290 West Dodge Rd.
               Omaha, NE 68114


Form 13F File Number:        28-2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                    May 12, 2000
------------------------------    -------------------------    ------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cypress Insurance Company
Address:       1825 S. Grant St.
               San Mateo, CA 94402


Form 13F File Number:        28-6102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         ------------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEICO Corporation
Address:       One GEICO Plaza
               Washington, DC 20076


Form 13F File Number:        28-852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
Title:         Vice President
Phone:         301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies             Washington, DC                    May 12, 2000
------------------------------    -------------------------         ------------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Government Employees Insurance Company
Address:       One GEICO Plaza
               Washington DC 20076-0001


Form 13F File Number:        28-101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
Title:         Vice President
Phone:         301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies             Washington, DC                    May 12, 2000
------------------------------    -------------------------         ------------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Fire & Marine Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131


Form 13F File Number:        28-1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         ------------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Indemnity Company
Address:       3024 Harney St.
               Omaha, NE 68131


Form 13F File Number:        28-718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         -----------
[Signature]                       [City, State]                        [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Liability & Fire Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68161


Form 13F File Number:        28-5006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         -----------
[Signature]                       [City, State]                        [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nebraska Furniture Mart, Inc.
Address:       700 South 72nd Street
               Omaha, NE 68114


Form 13F File Number:        28-6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         ------------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          OBH Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131


Form 13F File Number:        28-717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         ------------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Plaza Investment Managers, Inc.
Address:       One GEICO Plaza
               Washington, DC 20076-0001


Form 13F File Number:        28-2740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas M. Wells
Title:         Treasurer
Phone:         301-986-3433

Signature, Place, and Date of Signing:

(s) Thomas M. Wells               Washington, DC                    May 12, 2000
------------------------------    -------------------------         -----------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Corporation
Address:       301 E. Colorado Blve.
               Pasadena CA 91101


Form 13F File Number:        28-1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey L. Jacoboson
Title:         Vice President
Phone:         626-585-6700

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson           Pasadena, CA                      May 12, 2000
------------------------------    -------------------------         -----------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131


Form 13F File Number:        28-3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------         -----------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [      ]; Amendment Number: ______
        This Amendment (Check only one.):  [      ] is a restatement.
                                           [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Holdings Midwest, Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131


Form 13F File Number:        28-3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                         May 12, 2000
------------------------------    -------------------------          ----------
[Signature]                       [City, State]                         [Date]

Report Type (Check only one.):

[      ]       13F HOLDINGS REPORT.  (Check here if all holdings of this
               reporting manager are reported in this report.)

[  X   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28-  4545                           Berkshire Hathaway Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2000


                                                                      Column 6
                                                                     Investment
                                         Column 4                    Discretion                                    Column 8
                                          Market     Column 5   --------------------                            Voting Authority
   Column 1       Column 2   Column 3     Value      Shares or         (b)     (c)          Column 7         ----------------------
   Name of        Title of   CUSIP         (In       Principal  (a)  Shared- Shared-         Other            (a)       (b)    (c)
   Issuer          Class     Number     Thousands)   Amount $   Sole Defined Other          Managers          Sole     Shared  None
----------------  -------- -----------  ----------  ----------  ---- ------- -------  -------------------- ----------- ------  ----

American
  Express Co.     Com      025816 10 9     855,169   5,741,800         X              4, 5, 14               5,741,800
                                           396,900   2,664,878         X              4, 10, 14              2,664,878
                                         5,970,203  40,085,293         X              4, 11, 14             40,085,293
                                            96,467     647,700         X              4, 3, 14, 16, 17, 18     647,700
                                            69,490     466,571         X              4, 13, 14                466,571
                                           138,610     930,658         X              4, 14                    930,658
Citigroup          Com     172967 10 1      14,422     240,867         X              4, 1, 2, 6, 11, 14       240,867
                                           287,754   4,805,909         X              4, 11, 14              4,805,909
                                            11,850     197,919         X              4, 12, 14                197,919
                                            16,024     267,630         X              4, 7, 14                 267,630
Coca Cola          Com     191216 10 0      18,775     400,000         X              4, 14                    400,000
                                            83,361   1,776,000         X              4, 12, 14              1,776,000
                                           338,213   7,205,600         X              4, 3, 14, 16, 17, 18   7,205,600
                                         1,884,146  40,141,600         X              4, 5, 14              40,141,600
                                         6,568,697 139,945,600         X              4, 11, 14            139,945,600
                                           428,971   9,139,200         X              4, 10, 14              9,139,200
                                            42,807     912,000         X              4, 7, 14                 912,000
                                            22,530     480,000         X              4, 13, 14                480,000
Dun &
  Bradsteet Corp.  Com     26483B 10 6     462,016  16,140,300         X              4, 11, 14             16,140,300
                                           224,984   7,859,700         X              4, 8, 9, 11, 14, 15    7,859,700
GATX Corp.         Com     361448 10 3     172,547   4,540,700         X              4, 11, 14              4,540,700
                                           106,400   2,800,000         X              4, 8, 9, 11, 14, 15    2,800,000
The Gillette Co.   Com     375766 10 2   2,261,250  60,000,000         X              4, 11, 14             60,000,000
                                           783,900  20,800,000         X              4, 5, 14              20,800,000
                                           241,200   6,400,000         X              4, 10, 14              6,400,000
                                           241,200   6,400,000         X              4, 3, 14, 16, 17, 18   6,400,000
                                            30,150     800,000         X              4, 12, 14                800,000
                                            60,300   1,600,000         X              4, 7, 14               1,600,000
Great Lakes
  Chemical Corp.   Com     390568 10 3     220,344   6,480,700         X              4, 8, 9, 11, 14, 15    6,480,700
Jones Apparel
  Group Inc.       Com     480074 10 3     498,094  15,750,000         X              4, 8, 9, 11, 14, 15   15,750,000
Sun Trusts
  Banks Inc.       Com     867914 10 3     333,876   5,781,400         X              4, 11, 14              5,781,400
                                            49,665     860,000         X              4, 5, 14                 860,000
                                        ----------
                                        22,930,315

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2000


                                                                      Column 6
                                                                     Investment
                                          Column 4                   Discretion                                     Column 8
                                           Market     Column 5   --------------------                            Voting Authority
                  Column 2    Column 3     Value      Shares or         (b)     (c)         Column 7         -----------------------
    Column 1      Title of     CUSIP        (In       Principal  (a)  Shared- Shared-        Other           (a)      (b)     (c)
 Name of Issuer    Class      Number     Thousands)   Amount $   Sole Defined Other         Managers         Sole    Shared   None
----------------  --------  -----------  -----------  ---------  ---- ------- -------  ------------------  --------- ------ --------
Washington
  Post Co.         Cl B     939640 10 8      483,818    894,304          X             4, 11, 14                             894,304
                                              80,236    148,311          X             4, 1, 2, 6, 11, 14                    148,311
                                             350,657    648,165          X             4, 10, 14                             648,165
                                              20,009     36,985          X             4, 12, 14                              36,985
Wesco Finl Corp.   Com      950817 10 6    1,454,287  5,703,087          X             4, 3, 14            5,703,087
Zenith National
  Ins. Corp.       Com      989390 10 9       18,120    816,655          X             4, 11, 14             816,655
                                         -----------
                                           2,407,127
                                         -----------
                       GRAND TOTAL       $25,337,442
                                         ===========